Quarterly Report
December 31, 2020
MFS®  Alabama
Municipal Bond Fund
MAL-Q3

Portfolio of Investments
12/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 94.7%
Airport Revenue – 2.4%
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2031	$325,000	$426,709
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2032	325,000	424,200
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2033	325,000	421,925
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	70,000	75,131
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	45,000	46,503
Metropolitan Nashville, TN, Airport Authority Rev., “B”, 5%, 7/01/2038	670,000	853,466
		$2,247,934
General Obligations - General Purpose – 14.6%
Birmingham, AL, General Obligation Warrants, “A”, 5%, 6/01/2028	$1,000,000	$1,303,710
Birmingham, AL, General Obligation Warrants, “B”, 5%, 12/01/2043	245,000	304,780
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	160,000	156,218
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2033	55,000	60,715
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	40,000	47,670
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2040	15,000	16,411
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	110,000	120,251
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	850,000	582,250
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	150,000	157,011
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	20,000	20,045
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	40,000	40,076
Fort Payne, AL, General Obligation Warrants, “A”, AGM, 5%, 5/01/2047	750,000	920,490
Jasper, AL, General Obligation Warrants, 5%, 3/01/2032 (Prerefunded 3/01/2024)	500,000	575,455
Mobile County, AL, General Obligation Improvement Warrants, 5%, 2/01/2038	250,000	319,640
Mobile County, AL, General Obligation Improvement Warrants, 5%, 2/01/2039	250,000	318,868
Mobile County, AL, General Obligation Refunding, “A”, 5%, 8/01/2032	1,110,000	1,501,242
Mobile County, AL, General Obligation Warrants, 5%, 8/01/2036	500,000	616,600
Montevallo, AL, American Village Public Educational Building Authority Refunding Rev. (Alabama Veterans Living Legacy Project), 4%, 12/01/2033	420,000	485,923
Montevallo, AL, American Village Public Educational Building Authority Refunding Rev. (Alabama Veterans Living Legacy Project), 4%, 12/01/2034	655,000	756,505
Montevallo, AL, American Village Public Educational Building Authority Refunding Rev. (Alabama Veterans Living Legacy Project), 4%, 12/01/2035	250,000	287,798
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-2”, AAC, 10%, 7/01/2035	115,000	121,264
State Alabama, AL, General Obligation Refunding, “C”, 5%, 8/01/2025	1,000,000	1,214,260
State of Illinois, 5%, 6/01/2021	475,000	482,685
State of Illinois, 5.5%, 5/01/2039	120,000	145,205
State of Illinois, “A”, 4%, 12/01/2033	15,000	16,109
State of New Jersey, COVID-19 General Obligation, “A”, 4%, 6/01/2032	225,000	280,438
Trussville, AL, General Obligation Warrants, “A”, 4%, 8/01/2041	750,000	870,930
Vestavia Hills, AL, 4%, 8/01/2048	500,000	582,205
Vestavia Hills, AL, General Obligation Warrants, 4%, 8/01/2038	1,000,000	1,188,980
		$13,493,734
General Obligations - Schools – 3.8%
Downey, CA, Unified School District (Election of 2014), “B”, 4%, 8/01/2040	$445,000	$528,660
Huntsville, AL, “A”, 5%, 5/01/2039	1,000,000	1,293,840
Huntsville, AL, School Warrants, “C”, 5%, 11/01/2029 (Prerefunded 11/01/2023)	200,000	227,124
Huntsville, AL, School Warrants, “C”, 5%, 11/01/2030 (Prerefunded 11/01/2023)	1,000,000	1,135,620
Montebello, CA, Unified School District (Election of 2016), “A”, 4%, 8/01/2046	270,000	296,636
		$3,481,880
Healthcare Revenue - Hospitals – 8.7%
Alabama Special Care Facilities Financing Authority Rev. (Ascension Health), “C”, 5%, 11/15/2046	$500,000	$599,555
Alabama Special Care Facilities Financing Authority Rev. (Daughters of Charity), ETM, AAC, 5%, 11/01/2025	675,000	719,327
Birmingham, AL, Special Care Facilities Financing Authority Health Care Rev. (Children's Hospital), 5%, 6/01/2031	750,000	874,695
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-1”, 4%, 8/01/2044	5,000	5,694

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	$5,000	$6,127
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	5,000	6,068
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	40,000	45,555
DCH Health Care Authority, AL, Health Care Facilities Rev., 5%, 6/01/2033	500,000	568,250
East Alabama Health Care Authority, Health Care Facilities Rev., “A”, 4%, 9/01/2048	500,000	557,165
Huntsville, AL, Health Care Authority, “B”, 5%, 6/01/2035	500,000	650,190
Huntsville, AL, Health Care Authority, “B”, 5%, 6/01/2036	500,000	647,880
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	360,000	446,602
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	50,000	56,238
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	425,000	471,448
UAB Medicine Finance Authority Rev., “B”, 5%, 9/01/2035	1,000,000	1,201,350
UAB Medicine Finance Authority Rev., “B2”, 5%, 9/01/2041	1,000,000	1,196,360
		$8,052,504
Healthcare Revenue - Long Term Care – 1.5%
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	$250,000	$258,055
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/2039	1,050,000	1,083,170
		$1,341,225
Industrial Revenue - Environmental Services – 0.3%
Muscle Shoals, Sheffield, and Tuscumbia, AL, Solid Water Disposal Authority Rev. (Cherokee Industrial Landfill Project), “A”, 6%, 5/01/2040 (n)	$300,000	$315,039
Industrial Revenue - Other – 1.3%
Mobile County, AL, Limited Obligation Warrants (Gomesa Project), 4%, 11/01/2045 (n)	$500,000	$513,460
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	100,000	100,832
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	200,000	201,320
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044 (n)	305,000	347,959
		$1,163,571
Industrial Revenue - Paper – 0.3%
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 12/01/2035	$300,000	$311,661
Miscellaneous Revenue - Other – 0.9%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	$65,000	$69,705
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044	260,000	279,997
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	495,000	518,834
		$868,536
Port Revenue – 1.3%
Alabama Port Authority Docks Facilities Refunding Rev., “A”, AGM, 5%, 10/01/2035	$1,000,000	$1,209,280
Sales & Excise Tax Revenue – 8.2%
Cherokee County, AL, Board of Education Special Tax School Warrants (Sales Tax), 5%, 12/01/2048	$1,000,000	$1,215,510
Elmore County, AL, Board of Education School Tax Warrants, 4%, 8/01/2038	745,000	893,322
Jefferson County, AL, Board of Education, 4%, 2/01/2042	805,000	911,099
Jefferson County, AL, Limited Obligation Warrants, 5%, 9/15/2021	1,000,000	1,032,930
Jefferson County, AL, Limited Obligation Warrants, 5%, 9/15/2033	500,000	613,740
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	16,000	17,562
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	650,000	724,360
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	164,000	177,717
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	58,000	62,811
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	25,000	27,486
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	1,000	943
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	26,000	23,149
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	4,000	3,397
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	247,000	192,161
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	237,000	169,699

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	$1,837,000	$568,349
Tuscaloosa County, AL, Board of Education, School Tax Warrants, 5%, 2/01/2037	750,000	903,720
		$7,537,955
Single Family Housing - Local – 0.5%
Montgomery County, MD, Housing Opportunities Commission Program Rev., “A”, 4%, 7/01/2049	$380,000	$427,530
Single Family Housing - State – 1.8%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C1”, 4%, 11/15/2047	$270,000	$292,315
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	350,000	391,230
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 4%, 7/01/2050	885,000	1,011,095
		$1,694,640
State & Local Agencies – 3.9%
Alabama Public Health Care Authority Lease Rev. (Department of Public Health Facilities), 5%, 9/01/2030	$280,000	$330,322
Anniston, AL, Public Building Authority Rev. (Judicial Center Project), AGM, 5%, 3/01/2032	500,000	503,775
Bessemer, AL, Public Educational Building Authority Rev. (DHR Building Project), “A”, AGM, 5%, 7/01/2030	210,000	210,682
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	315,000	362,171
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5%, 6/01/2030	35,000	38,549
Huntsville, AL, Public Building Authority Lease Refunding Rev., 5%, 10/01/2033	500,000	624,735
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	75,000	99,109
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	155,000	189,519
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	10,000	11,850
New Jersey Economic Development Authority Rev., School Facilities Construction, “AAA”, 5%, 6/15/2026	75,000	89,809
New York Dormitory Authority Rev., State Personal Income Tax, “A”, 3%, 3/15/2049	490,000	520,512
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	185,000	207,424
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	350,000	424,046
		$3,612,503
Student Loan Revenue – 0.2%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$35,000	$35,816
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	90,000	91,401
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	60,000	61,190
		$188,407
Tax - Other – 7.6%
Alabama Public School & College Authority Rev., “A”, 5%, 11/01/2027	$1,000,000	$1,302,080
Alabama Public School & College Authority Rev., “B”, 5%, 6/01/2025	800,000	891,696
Birmingham-Jefferson, AL, Civic Center Authority, “A”, 4%, 7/01/2043	750,000	782,407
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	500,000	551,010
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	55,000	63,724
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	30,000	34,676
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	85,000	96,502
Lauderdale County, AL, Agriculture Center Authority Special Tax Rev., 5%, 7/01/2049	1,000,000	1,100,760
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	70,000	70,818
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	105,000	113,795
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	265,000	293,392
Shelby County, AL, Board of Education Capital Outlay School Warrants (Ten Mill County Tax), 5%, 2/01/2031	500,000	501,755
Tuscaloosa, AL, Board of Education, School Tax Warrants, 5%, 8/01/2036 (Prerefunded 8/01/2026)	1,000,000	1,255,740
		$7,058,355
Tobacco – 0.7%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$55,000	$72,523
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2038	35,000	42,344
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	90,000	102,464
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	245,000	277,166

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – continued
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-3, Capital Appreciation, “2”, 0%, 6/01/2057	$1,040,000	$158,330
		$652,827
Toll Roads – 0.6%
Triborough NY, Bridge and Tunnel Authority, (MTA Bridges and Tunnels), “C”, 3%, 11/15/2045	$215,000	$228,780
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	90,000	95,913
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	180,000	188,512
		$513,205
Transportation - Special Tax – 4.7%
Alabama Federal Aid Highway Finance Authority Special Obligation, “A”, 5%, 9/01/2035	$500,000	$615,395
Alabama Highway Finance Corp., Special Obligation Rev., “A”, 5%, 8/01/2040	1,000,000	1,332,330
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	125,000	127,484
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	325,000	354,780
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	120,000	127,882
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	330,000	369,765
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	240,000	263,885
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	35,000	37,362
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “B-2”, 5%, 5/15/2021	265,000	267,780
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	200,000	209,572
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2045	95,000	106,240
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	50,000	60,871
New Jersey Transportation Trust Fund Authority, “AA”, 3%, 6/15/2050	25,000	25,000
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2050	120,000	133,137
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2050	35,000	42,276
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	105,000	125,171
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5%, 12/15/2039	45,000	54,783
New Jersey Transportation Trust Fund Authority, Transportation System, “BB”, 5%, 6/15/2044	50,000	59,234
		$4,312,947
Universities - Colleges – 18.8%
Alabama Board of Education, Chattahoochee Valle Community College Rev., AGM, 5%, 6/01/2034	$1,300,000	$1,301,924
Alabama Community College System Board of Trustees Rev. (Bishop State Community College), BAM, 4%, 1/01/2044	300,000	343,428
Alabama Community College System Board of Trustees Rev. (Bishop State Community College), BAM, 4%, 1/01/2049	1,000,000	1,134,640
Alabama Community College System Board of Trustees Rev. (Snead State Community College), BAM, 4%, 9/01/2038	680,000	790,888
Auburn University, General Fee Rev., “A”, 5%, 6/01/2038	500,000	598,615
Auburn University, General Fee Rev., “A”, 5%, 6/01/2048	1,500,000	1,856,505
Homewood, AL, Educational Building Authority Facilities Rev. (Samford University), “A”, 5%, 12/01/2034	500,000	593,585
Jacksonville State University, AL, Tuition and Fee Rev., 4%, 12/01/2040	750,000	858,022
Jacksonville, AL, Public Educational Building Authority Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, 5%, 7/01/2036	580,000	687,172
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	65,000	65,153
Troy University, Facilities Rev., “A”, BAM, 5%, 11/01/2028	500,000	584,520
University of Alabama at Birmingham, Rev., “B”, 4%, 10/01/2037	1,000,000	1,201,810
University of Alabama in Huntsville, General Fee Rev., “B2”, 5%, 9/01/2035	755,000	955,664
University of Alabama in Huntsville, General Fee Rev., “B2”, 5%, 9/01/2036	475,000	598,258
University of North Alabama, General Fee Rev., “B”, BAM, 5%, 11/01/2026	445,000	551,373
University of North Alabama, General Fee Rev., “B”, BAM, 5%, 11/01/2039	1,000,000	1,255,830
University of North Alabama, General Fee Rev., “C”, BAM, 4%, 11/01/2038	500,000	588,745
University of South Alabama, Facilities Rev., BAM, 5%, 10/01/2036	500,000	607,620
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2049	750,000	918,765
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2036	355,000	418,552
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2038	500,000	585,780
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2040	770,000	897,804
		$17,394,653

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Dormitories – 0.0%
Maryland Economic Development Corp., Student Housing Rev. (Morgan State University Project), 5%, 7/01/2056	$40,000	$44,638
Utilities - Cogeneration – 0.2%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$185,000	$189,625
Utilities - Municipal Owned – 1.1%
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	$180,000	$145,350
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	30,000	24,225
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	15,000	12,150
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	5,000	4,050
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	65,000	52,650
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2020 (a)(d)	5,000	3,975
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	70,000	56,525
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	115,000	92,862
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	10,000	10,016
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	50,000	50,075
Puerto Rico Electric Power Authority Rev., “EEE”, 6.05%, 7/01/2032 (a)(d)	40,000	32,200
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	10,000	10,012
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	40,000	32,300
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	30,000	24,225
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	5,000	4,038
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	95,000	76,712
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	70,000	70,101
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	35,000	37,424
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	70,000	74,724
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2034	15,000	16,044
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	5,000	4,056
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	15,000	12,150
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	40,000	31,800
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	50,000	40,500
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	15,000	12,150
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	55,000	44,550
		$974,864
Utilities - Other – 0.1%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2036	$40,000	$56,378
Water & Sewer Utility Revenue – 11.2%
Auburn, AL, Waterworks Board Water Rev., 5%, 9/01/2036 (Prerefunded 9/01/2025)	$1,000,000	$1,204,260
Birmingham, AL, Waterworks Board Water Rev., 5%, 1/01/2036	750,000	948,495
Birmingham, AL, Waterworks Board Water Rev., “A”, 5%, 1/01/2030 (Prerefunded 1/01/2025)	500,000	594,645
Cullman, AL, Utilities Board Water Rev., “A”, AGM, 5%, 9/01/2035	1,000,000	1,128,750
Gadsden, AL, Waterworks and Sewer Rev., AGM, 4%, 6/01/2033	1,000,000	1,160,160
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	45,000	52,381
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	120,000	137,189
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	45,000	50,592
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	45,000	50,012
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	95,000	117,803
Jefferson County, AL, Senior Lien Sewer Rev., Current Interest Warrants, “A”, AGM, 5%, 10/01/2044	750,000	828,345
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2021	300,000	310,146
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	15,000	17,072
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	20,000	22,637
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	10,000	11,366
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	20,000	22,651

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Opelika, AL, Board of Utility Rev., “A”, BAM, 4%, 6/01/2027	$200,000	$239,668
Opelika, AL, Board of Utility Rev., “A”, BAM, 4%, 6/01/2028	250,000	303,953
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2044	700,000	782,474
Scottsboro, AL, Board of Waterworks, Sewer & Gas Rev., “B”, BAM, 4%, 8/01/2039	350,000	420,329
Scottsboro, AL, Waterworks Sewer & Gas Board Rev., 5%, 8/01/2032 (Prerefunded 8/01/2022)	500,000	537,655
Warrior River, AL, Water Authority Rev., BAM, 4%, 8/01/2039	1,180,000	1,399,279
		$10,339,862
Total Municipal Bonds		$87,483,753
Bonds – 0.1%
Consumer Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2043 (n)	$200,000	$57,605
Investment Companies (h) – 4.3%
Money Market Funds – 4.3%
MFS Institutional Money Market Portfolio, 0.1% (v)	4,021,638	$4,021,638

Other Assets, Less Liabilities – 0.9%		822,122
Net Assets – 100.0%		$92,385,118
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,021,638 and $87,541,358, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,536,215, representing 1.7% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
ETM	Escrowed to Maturity
NATL	National Public Finance Guarantee Corp.
Derivative Contracts at 12/31/20
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	6	$1,039,125	March – 2021	$6,447
At December 31, 2020, the fund had cash collateral of $25,200 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of December 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$87,483,753	$—	$87,483,753
U.S. Corporate Bonds	—	57,605	—	57,605
Mutual Funds	4,021,638	—	—	4,021,638
Total	$4,021,638	$87,541,358	$—	$91,562,996
Other Financial Instruments
Futures Contracts – Assets	$6,447	$—	$—	$6,447
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,877,210	$19,926,643	$18,781,805	$(454)	$44	$4,021,638

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,041	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2020, are as follows:
Alabama	75.5%
Puerto Rico	6.5%
New York	2.2%
South Carolina	1.9%
Tennessee	1.5%
Maryland	1.3%
Illinois	1.1%
New Jersey	1.1%
California	0.9%
Guam	0.7%
Ohio	0.7%
Pennsylvania	0.5%
Texas	0.5%
Colorado	0.4%
Virginia	0.4%
Connecticut	0.3%
Indiana	0.1%
Iowa	0.1%
Michigan	0.1%
Minnesota	0.1%
Nebraska	0.1%
U.S. Treasury Securities	(1.1)%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.